Discontinued Operations (Details) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended
	Jan. 09, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		$ 201,000				$ 0				$ 201,000	$ 0
Purchase Price Discontinued Operations	287,100,000
Disposal Group, Including Discontinued Operation, Revenue										231,865,000	269,671,000	302,193,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax										9,489,000	11,946,000	4,700,000
Discontinued Operation, Tax Effect of Discontinued Operation										3,266,000	3,275,000	2,448,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		182,000	(5,520,000)	(1,792,000)	13,353,000	3,708,000	(1,251,000)	2,077,000	4,137,000	6,223,000	8,671,000	2,252,000
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net		59,172,000				67,434,000				59,172,000	67,434,000
Disposal Group, Including Discontinued Operation, Inventory		74,807,000				86,792,000				74,807,000	86,792,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net		92,436,000				96,759,000				92,436,000	96,759,000
Disposal Group, Including Discontinued Operation, Goodwill		25,802,000				25,652,000				25,802,000	25,652,000
Disposal Group, Including Discontinued Operation, Intangible Assets, Net		1,738,000				2,610,000				1,738,000	2,610,000
Disposal Group, Including Discontinued Operation, Deferred Tax Assets		1,197,000				2,200,000				1,197,000	2,200,000
Disposal Group, Including Discontinued Operation, Other Assets		19,105,000				14,767,000				19,105,000	14,767,000
Assets of Disposal Group, Including Discontinued Operation		274,458,000				296,214,000				274,458,000	296,214,000
Disposal Group, Including Discontinued Operation, Accounts Payable		9,553,000				5,666,000				9,553,000	5,666,000
Disposal Group, Including Discontinued Operation, Other Current Liabilities		21,668,000				27,327,000				21,668,000	27,327,000
Disposal Group, Including Discontinued Operation, Other Noncurrent Liabilities		1,399,000				2,031,000				1,399,000	2,031,000
Liabilities of Disposal Group, Including Discontinued Operation		$ 32,620,000				$ 35,024,000				$ 32,620,000	$ 35,024,000